Equity Method Investments - Summary Financial Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Net (loss) earnings	$ 841	$ 894	$ 1,319	$ 1,650
Total comprehensive (loss) income	824	988	1,254	1,813
YPL [Member]
Statement [Line Items]
Mark-to-market of LSEG shares	(136)	955	(394)	2,496
Dividend income	32	112	32	112
Loss from forward contract	0	0	0	(179)
Gain from call options	18	0	92	0
Net (loss) earnings	(86)	1,067	(270)	2,429
Total comprehensive (loss) income	$ (86)	$ 1,067	$ (270)	$ 2,429